Finance Costs (Details) - Schedule of finance costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finance Costs [Abstract]
Interest on convertible loans (note 27)	$ 322,748	$ 1,836,468	$ 188,138
Interest on working capital loans (note 27)	88,757	221,372
Bank interest and other charges	82,636	110,813	60,844
Interest on lease liabilities (note 21)	58,610	57,779	74,149
Fair value movements on convertible notes (note 27)		453,331	1,291,551
Transaction and other costs			150,000
Finance costs	$ 552,751	$ 2,679,763	$ 1,764,682